Share-based payments - Summary of RSUs (Details) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value, Beginning balance	14.67
Grant date fair value, Granted | $	$ 3,070.00	$ 14,780
Grant date fair value, Forfeited | $	$ 5,170	$ 16,160
Grant date fair value , Vested | $ / shares	$ 14.96
Grant date fair value, Ending balance	4.42	14.67
Number of instruments, Beginning balance	1,701,007
Number of warrants, granted	8,024,889	1,832,777
Number of instruments, Forfeited	(1,035,380)	(131,770)
Number of instruments, Vested	(542,922)
Number of instruments, Ending balance	8,147,594	1,701,007